Income Tax - Reconciliations of Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net income before income tax expense	$ 100,804	$ 172,081	$ 30,088
Net income not subject to taxes	(135,010)	(167,667)	(68,675)
Net (loss) income subject to taxes	(34,206)	4,414	(38,587)
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	8,888	(1,821)	6,833
Adjustments to valuation allowance and uncertain tax positions	(5,569)	(6,767)	(14,733)
Permanent and currency differences	(7,186)	4,592	3,257
Change in tax rates	375	(3,481)	1,430
Tax expense related to the current year	$ (3,492)	$ (7,477)	$ (3,213)